UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23080

The Community Development Fund
(Exact name of registrant as specified in charter)
________

6255 Chapman Field Drive
Miami, Florida 33156
 (Address of principal executive offices) (Zip code)

Kenneth H. Thomas, Ph.D.
Community Development Fund Advisors, LLC
6255 Chapman Field Drive
Miami, Florida 33156
(Name and address of agent for service)

Copy To:
John J. O’Brien, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-844-445-4405

Date of fiscal year end: December 31, 2019

Date of reporting period: September 30, 2019

Item 1.   Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Community Development Fund
September 30, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS

	Face Amount	Market Value
Description
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 72.3%
FHLMC Multifamily - 17.9%
Pool K720, IO, 0.64%, 08/25/2022 (a)(b)	$5,676,157	$67,242
Pool KSMC, IO, 0.83%, 01/25/2023 (a)(b)	1,679,784	33,372
Pool K024, IO, 0.95%, 09/25/2022 (a)(b)	1,814,145	38,678
Pool W5FL, 2.31%, VAR ICE LIBOR USD 1 Month+0.220%, 05/25/2025	1,231,301	1,224,296
Pool Q41874, 3.00%, 07/01/2046	1,532,930	1,571,037
Pool WN0011, 3.38%, 04/01/2030	779,910	852,138
Pool WA0500, 3.48%, 03/01/2047	2,523,331	2,724,697
Pool WA3207, 3.60%, 04/01/2030	2,231,325	2,467,796
Pool K088, 3.69%, 01/25/2029	1,000,000	1,120,693
		10,099,949

FNMA Multifamily - 15.7%
Pool AM0126, 2.68%, 08/01/2022	1,502,885	1,530,697
Pool AN6185, 2.93%, 07/01/2024	1,326,658	1,384,669
Pool AS7653, 3.00%, 07/01/2046	1,518,981	1,555,578
Pool AN5657, 3.30%, 07/01/2032	376,958	413,462
Pool AM5986, 3.44%, 06/01/2026	1,096,114	1,189,643
Pool 469683, 3.54%, 11/01/2021	1,080,926	1,110,453
Pool AM5197, 4.20%, 01/01/2030	1,428,648	1,641,568
		8,826,070

FNMA Single Family - 28.5%
Pool TBA, 3.00%, 10/15/2042	2,325,000	2,359,875
Pool AS7484, 3.00%, 06/01/2046	949,786	974,625
Pool BC0962, 3.00%, 06/01/2046	1,614,123	1,653,105
Pool AS7476, 3.00%, 07/01/2046	623,684	639,022
Pool AS7647, 3.00%, 07/01/2046	968,746	992,284
Pool AS8262, 3.00%, 10/01/2046	823,522	842,808
Pool BC4723, 3.00%, 10/01/2046	1,653,422	1,693,593
Pool AS8465, 3.00%, 12/01/2046	807,636	827,035
Pool AS8734, 3.50%, 01/01/2047	1,038,128	1,079,199
Pool AS9369, 3.50%, 03/01/2047	950,939	995,160
Pool AS9360, 3.50%, 04/01/2047	1,193,356	1,229,674
Pool CA0819, 3.50%, 11/01/2047	968,199	999,139
Pool CA1158, 3.50%, 02/01/2048	1,120,456	1,173,536
Pool CA1985, 4.00%, 06/01/2048	546,989	575,258
		16,034,313

GNMA Multifamily - 3.9%
Pool 2017-135, 2.60%, 08/16/2058	967,837	974,017
Pool 2017-74, 2.60%, 09/16/2058	1,233,174	1,240,970
		2,214,987

GNMA Single Family - 6.3%
Pool G2 AT5238, 3.00%, 06/20/2046	771,068	791,354
Pool G2 AU1724, 3.00%, 06/20/2046	532,203	547,047
Pool G2 AU1835, 3.00%, 08/20/2046	433,060	444,462
Pool G2 AS5883, 3.50%, 06/20/2046	655,456	687,209
Pool G2 AU1762, 3.50%, 07/20/2046	1,012,386	1,063,244
		3,533,316

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $40,032,115)		40,708,635

MORTGAGE-BACKED SECURITIES - 19.0%
FHLMC Multifamily Structured Pass-Through Certificates
3.13%, 10/25/2029	3,256,804	3,476,131
FRESB Multifamily Mortgage Pass-Through Trust
2.61%, 09/25/2022 (a)	835,741	850,149
2.94%, 09/25/2027 (a)	894,842	930,599
2.96%, 10/25/2027 (a)	939,333	974,783

The Community Development Fund
September 30, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS

	Face Amount/Shares	Market Value
Description
3.19%, 12/25/2025 (a)	$996,975	$1,043,417
3.36%, VAR LIBOR USD 1 Month+3.420% 09/25/2038	1,221,165	1,274,627
3.88%, VAR LIBOR USD 1 Month+3.860% 08/25/2038	1,985,889	2,157,083

TOTAL MORTGAGE-BACKED SECURITIES
(COST $10,218,202)		10,706,789

MUNICIPAL BONDS - 5.7%
Massachusetts - 3.1%
Massachusetts State, Housing Finance Agency, RB
2.35%, 06/01/2020	1,000,000	1,000,179
2.60%, 12/01/2039 (c)	120,000	120,394
2.80%, 06/01/2020	305,000	306,842
3.04%, 12/01/2019	300,000	300,507
		1,727,922

New York - 2.6%
New York City, Housing Development Authority, RB
2.20%, 05/01/2020	750,000	751,335
2.35%, 11/01/2020	175,000	175,655
3.02%, 11/01/2022	525,000	539,527
		1,466,517

TOTAL MUNICIPAL BONDS
(COST $3,175,000)		3,194,439

ASSET-BACKED SECURITY - 0.2%
SBA Small Business Investment
2.28%, 09/10/2029	135,000	136,182

TOTAL ASSET-BACKED SECURITY
(COST $135,000)		136,182

SHORT-TERM INVESTMENT - 6.6%
Money Market Fund - 6.6%
Fidelity Institutional Government Portfolio, Cl I, 1.83% (d)	3,740,031	3,740,031

TOTAL SHORT-TERM INVESTMENT
(COST $3,740,031)		3,740,031

TOTAL INVESTMENTS (COST $57,300,348) - 103.8%		58,486,076
OTHER ASSETS AND LIABILITIES - (3.8)%		(2,156,098)
NET ASSETS - 100.0%		$56,329,978

A list of the open futures contracts held by the Fund at September 30, 2019, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

U.S. 10-Year Treasury Note	(25)	Dec-19	$(3,285,189)	$(3,257,813)	$27,376
U.S. 5-Year Treasury Note	44	Jan-20	5,266,869	5,242,531	(24,338)
U.S. Long Treasury Bond	(11)	Dec-19	(1,823,566)	(1,785,438)	38,128
Ultra 10-Year U.S. Treasury Note	(17)	Dec-19	(2,440,685)	(2,420,906)	19,779
			$(2,282,571)	$(2,221,626)	$60,945

The Community Development Fund
September 30, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)
Interest only security ("IO"). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(d)	Rate shown is the 7-day effective yield as of September 30, 2019.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only
LIBOR — London Interbank Offered Rate
RB — Revenue Bond
TBA — To Be Announced
USD — United States Dollar
VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at September 30, 2019:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$40,708,635	$—	$40,708,635
Mortgage-Backed Securities	—	10,706,789	—	10,706,789
Municipal Bonds	—	3,194,439	—	3,194,439
Asset-Backed Security	—	136,182	—	136,182
Short-Term Investment	3,740,031	—	—	3,740,031
Total Investments in Securities	$3,740,031	$54,746,045	$—	$58,486,076

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts†
Unrealized Appreciation	$85,283	$—	$—	$85,283
Unrealized Depreciation	(24,338)	—	—	(24,338)
Total Investments in Securities	$60,945	$—	$—	$60,945

† Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended September 30, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities. All transfers, if any, are recognized by the Fund at period end.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Community Development Fund

                                                                                                                 /s/ Kenneth H. Thomas
By (Signature and Title)                                                                             Kenneth H. Thomas, Ph.D., President

Date: November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                                                                               /s/ Kenneth H. Thomas
                              Kenneth H. Thomas, Ph.D., President

Date: November 26, 2019

By (Signature and Title)                                                                               /s/ Eric Kleinschmidt
                              Eric Kleinschmidt, Treasurer & CFO

Date: November 26, 2019